BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8%
	APPAREL & TEXTILE PRODUCTS - 1.8%
3,026	NIKE, Inc., Class B	$159,833

	ASSET MANAGEMENT - 0.9%
886	T Rowe Price Group, Inc.	79,864

	BANKING - 0.9%
3,056	Regions Financial Corporation	79,823

	BEVERAGES - 2.2%
628	Coca-Cola Consolidated, Inc.	120,413
514	PepsiCo, Inc.	79,819
		200,232
	BIOTECH & PHARMA - 1.4%
204	United Therapeutics Corporation(a)	120,968

	CABLE & SATELLITE - 2.7%
8,335	Comcast Corporation, Class A	239,298

	CHEMICALS - 3.6%
922	CF Industries Holdings, Inc.	119,712
1,001	LyondellBasell Industries N.V., Class A	80,641
1,208	RPM International, Inc.	120,075
		320,428
	CONTAINERS & PACKAGING - 0.9%
375	Packaging Corporation of America	79,583

	ELECTRIC UTILITIES - 8.7%
1,424	Consolidated Edison, Inc.	161,168
3,421	Edison International	250,349
5,112	Exelon Corporation	250,590
799	Vistra Corporation	120,114
		782,221

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	ELECTRICAL EQUIPMENT - 5.6%
3,439	Allegion plc	$499,652

	FOOD - 2.8%
10,677	Hormel Foods Corporation	241,833

	GAMING REIT - 0.9%
2,922	VICI Properties, Inc.	79,829

	GAS & WATER UTILITIES - 3.2%
653	Atmos Energy Corporation	120,622
3,981	Essential Utilities, Inc.	160,315
		280,937
	HEALTH CARE FACILITIES & SERVICES - 1.8%
545	Elevance Health, Inc.	159,549

	INDUSTRIAL REIT - 1.8%
1,206	Prologis, Inc.	159,409

	INDUSTRIAL SUPPORT SERVICES - 0.9%
1,726	Fastenal Company	80,086

	INFRASTRUCTURE REIT - 1.4%
700	SBA Communications Corporation	120,477

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
571	Cboe Global Markets, Inc.	160,491

	INSURANCE - 1.8%
770	Allstate Corporation (The)	159,652

	INTERNET MEDIA & SERVICES - 8.3%
1,298	Alphabet, Inc., Class A	373,252
652	Meta Platforms, Inc., Class A	373,029
		746,281

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	MACHINERY - 0.9%
221	Snap-on, Inc.	$80,272

	MEDICAL EQUIPMENT & DEVICES - 3.1%
1,244	ResMed, Inc.	279,253

	OIL & GAS PRODUCERS - 3.2%
1,888	APA Corporation	80,127
604	Diamondback Energy, Inc.	119,465
3,750	Permian Resources Corporation	79,950
		279,542
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
2,326	SLB Ltd.	119,533

	RESIDENTIAL REIT - 1.3%
4,835	Invitation Homes, Inc.	120,150

	RETAIL - CONSUMER STAPLES - 1.8%
1,328	Target Corporation	160,954

	RETAIL - DISCRETIONARY - 4.5%
35	AutoZone, Inc.(a)	118,222
488	Home Depot, Inc. (The)	160,499
657	Williams-Sonoma, Inc.	119,791
		398,512
	RETAIL REIT - 1.8%
2,619	Realty Income Corporation	160,230

	SEMICONDUCTORS - 2.2%
689	NVIDIA Corporation	120,161
411	Texas Instruments, Inc.	79,792
		199,953
	SOFTWARE - 1.8%
431	Microsoft Corporation	159,543

BTS ENHANCED EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	SPECIALTY REITS - 0.9%
633	Lamar Advertising Company, Class A	$80,176

	TECHNOLOGY HARDWARE - 3.1%
980	Arista Networks, Inc.(a)	120,324
368	Motorola Solutions, Inc.	159,701
		280,025
	TECHNOLOGY SERVICES - 6.5%
402	Accenture plc, Class A	79,713
5,373	Paychex, Inc.	494,961
		574,674
	TELECOMMUNICATIONS - 2.7%
2,787	AT&T, Inc.	80,795
3,204	Verizon Communications, Inc.	160,841
		241,636
	TOBACCO & CANNABIS - 1.3%
1,815	Altria Group, Inc.	119,772

	TOTAL COMMON STOCKS (Cost $7,834,677)	8,004,671

	EXCHANGE-TRADED FUNDS — 8.0%
	EQUITY - 8.0%
6,272	JPMorgan Equity Premium Income ETF	355,497
6,405	JPMorgan Nasdaq Equity Premium Income ETF	355,606
		711,103

	TOTAL EXCHANGE-TRADED FUNDS (Cost $716,714)	711,103

BTS ENHANCED EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.5%
	MONEY MARKET FUND - 3.5%
316,067	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $316,067)	$316,067

	TOTAL INVESTMENTS - 101.3% (Cost $8,867,458)	$9,031,841
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(119,168)
	NET ASSETS - 100.0%	$8,912,673

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.